FINANCIAL INSTRUMENTS (Narrative) (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2024 USD ($) oz $ / ounce	Dec. 31, 2023 USD ($)
Disclosure of nature and extent of risks arising from financial instruments [line items]
Purchased total ounces of forecast gold production | oz	32,400
Strike price of per ounce | $ / ounce	2,400
Derivative contract options cash payments	$ 800
Derivative assets	670
Derivative contract options prepaid	130
Unrealized loss recognized under derivative loss	110
Foreign exchange gain (loss)	$ (873)	$ 300
Foreign Exchange Risk [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Possible exposure	5.00%
Increase (decrease) in net defined benefit liability (asset) resulting from changes in foreign exchange rates, net defined benefit liability (asset)	$ 1,420
Foreign exchange gain (loss)	$ 870	$ 300